Business Acquisitions Business Acquisition Revenue and Earnings (Details) $ in Millions	12 Months Ended
Feb. 29, 2016 USD ($)
Business Acquisition Revenue and Earnings [Line Items]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	$ (19)
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	70
WatchDox/AtHoc/Encription [Member]
Business Acquisition Revenue and Earnings [Line Items]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	(11)
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	22
Good Technology Corporation
Business Acquisition Revenue and Earnings [Line Items]
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual	(8)
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual	$ 48